Schedule of Investments (unaudited)
September 30, 2025
 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 48.8%
Communication Services — 1.2%
Diversified Telecommunication Services — 0.5%
Cogent Communications Group LLC/Cogent Finance Inc., Senior Secured Notes	6.500%	7/1/32	2,450,000	$2,383,202 (a)
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	2,140,000	1,941,021
Wireless Telecommunication Services — 0.3%
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,495,000	1,408,098 (a)

Total Communication Services				5,732,321
Consumer Discretionary — 4.4%
Hotels, Restaurants & Leisure — 2.6%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	5,110,000	2,932,501 (a)
Allwyn Entertainment Financing UK PLC, Senior Secured Notes	7.875%	4/30/29	1,650,000	1,713,273 (a)
Grupo Posadas SAB de CV, Senior Secured Notes, Step bond (7.000% to 12/15/25 then 8.000%)	7.000%	12/30/27	3,780,000	3,741,820 (b)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Secured Notes	11.875%	4/15/31	590,000	618,888 (a)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Senior Secured Notes	8.250%	4/15/30	1,780,000	1,850,817 (a)
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Senior Secured Notes	6.250%	10/15/30	1,370,000	1,383,072 (a)(c)
Total Hotels, Restaurants & Leisure				12,240,371
Specialty Retail — 0.9%
Victra Holdings LLC/Victra Finance Corp., Senior Secured Notes	8.750%	9/15/29	4,000,000	4,199,512 (a)
Textiles, Apparel & Luxury Goods — 0.9%
S&S Holdings LLC, Senior Secured Notes	8.375%	10/1/31	3,190,000	3,130,168 (a)
Saks Global Enterprises LLC, Second Out Senior Secured Notes	11.000%	12/15/29	2,136,000	1,110,720 (a)
Saks Global Enterprises LLC, Third Out Senior Secured Notes	11.000%	12/15/29	80,100	29,237 (a)
Total Textiles, Apparel & Luxury Goods				4,270,125

Total Consumer Discretionary				20,710,008
Consumer Staples — 1.3%
Food Products — 1.0%
Adecoagro SA, Senior Notes	7.500%	7/29/32	700,000	686,385 (a)
Minerva Luxembourg SA, Senior Notes	4.375%	3/18/31	355,000	324,946 (a)
Minerva Luxembourg SA, Senior Notes	8.875%	9/13/33	1,180,000	1,296,576 (a)
Pilgrim’s Pride Corp., Senior Notes	4.250%	4/15/31	2,400,000	2,321,560
Total Food Products				4,629,467
Tobacco — 0.3%
Turning Point Brands Inc., Senior Secured Notes	7.625%	3/15/32	1,340,000	1,421,338 (a)

Total Consumer Staples				6,050,805
Energy — 13.6%
Energy Equipment & Services — 0.7%
Yinson Boronia Production BV, Senior Secured Notes	8.947%	7/31/42	2,825,539	3,149,495 (a)
Oil, Gas & Consumable Fuels — 12.9%
Chord Energy Corp., Senior Notes	6.000%	10/1/30	1,790,000	1,778,655 (a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,480,000	2,389,163
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Ecopetrol SA, Senior Notes	7.750%	2/1/32	3,080,000	$3,189,149
Ecopetrol SA, Senior Notes	8.875%	1/13/33	590,000	639,918
Energean Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	4,620,000	4,545,300 (b)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	2,160,000	2,175,790 (d)(e)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	8.000%	5/15/33	990,000	1,036,262
Geopark Ltd., Senior Notes	8.750%	1/31/30	1,920,000	1,737,514 (a)
Kraken Oil & Gas Partners LLC, Senior Notes	7.625%	8/15/29	580,000	575,358 (a)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	4,370,000	4,392,353 (b)
Leviathan Bond Ltd., Senior Secured Notes	6.750%	6/30/30	1,075,000	1,080,375 (b)
NFE Financing LLC, Senior Secured Notes	12.000%	11/15/29	8,384,212	2,473,343 (a)
NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes	8.125%	2/15/29	2,920,000	2,996,075 (a)
PBF Holding Co. LLC/PBF Finance Corp., Senior Notes	9.875%	3/15/30	700,000	734,217 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	995,000	1,014,273 (a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	2,260,000	1,673,033 (a)
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	11,440,000	11,399,370
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	5.700%	9/15/34	2,510,000	2,588,860
Raizen Fuels Finance SA, Senior Notes	5.700%	1/17/35	1,510,000	1,391,993 (a)
Raizen Fuels Finance SA, Senior Notes	6.700%	2/25/37	445,000	432,762 (a)
SM Energy Co., Senior Notes	6.625%	1/15/27	1,690,000	1,690,711
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	3,100,000	3,061,402 (a)
Transportadora de Gas del Sur SA, Senior Notes	8.500%	7/24/31	1,570,000	1,617,182 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,720,000	1,705,861 (a)(d)(e)
YPF SA, Senior Notes	8.250%	1/17/34	2,360,000	2,278,283 (a)
YPF SA, Senior Secured Notes	9.000%	2/12/26	498,462	500,074 (b)
YPF SA, Senior Secured Notes	9.500%	1/17/31	1,970,000	2,019,051 (a)
Total Oil, Gas & Consumable Fuels				61,116,327

Total Energy				64,265,822
Financials — 11.8%
Banks — 1.9%
Banco Mercantil del Norte SA, Junior Subordinated Notes (5.875% to 1/24/27 then 5 year Treasury Constant Maturity Rate + 4.643%)	5.875%	1/24/27	1,860,000	1,848,739 (a)(d)(e)
Citigroup Inc., Junior Subordinated Notes (3.875% to 2/18/26 then 5 year Treasury Constant Maturity Rate + 3.417%)	3.875%	2/18/26	1,250,000	1,239,834 (d)(e)
Citigroup Inc., Junior Subordinated Notes (4.000% to 12/10/25 then 5 year Treasury Constant Maturity Rate + 3.597%)	4.000%	12/10/25	2,830,000	2,822,436 (d)(e)
PNC Financial Services Group Inc., Junior Subordinated Notes (3.400% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.595%)	3.400%	9/15/26	765,000	743,640 (d)(e)
PNC Financial Services Group Inc., Junior Subordinated Notes (5.000% to 11/1/26 then 3 mo. Term SOFR + 3.562%)	5.000%	11/1/26	1,110,000	1,109,113 (d)(e)
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	1,080,000	1,064,614 (e)
Total Banks				8,828,376
Capital Markets — 3.9%
Antares Holdings LP, Senior Notes	2.750%	1/15/27	645,000	625,307 (a)
Antares Holdings LP, Senior Notes	7.950%	8/11/28	2,640,000	2,809,220 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2025 Quarterly Report

 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Bain Capital Specialty Finance Inc., Senior Notes	2.950%	3/10/26	1,105,000	$1,097,150
Blue Owl Finance LLC, Senior Notes	3.125%	6/10/31	1,035,000	943,036
Blue Owl Technology Finance Corp., Senior Notes	3.750%	6/17/26	835,000	827,792 (a)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 3.168%)	4.000%	6/1/26	4,940,000	4,889,889 (d)(e)
Credicorp Capital Sociedad Titulizadora SA	9.700%	3/5/45	2,490,000 PEN	760,305 (a)
FS KKR Capital Corp., Senior Notes	3.125%	10/12/28	725,000	672,243
Golub Capital BDC Inc., Senior Notes	6.000%	7/15/29	1,320,000	1,349,273
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	4,140,000	4,568,219 (a)(e)
Total Capital Markets				18,542,434
Consumer Finance — 3.4%
Ally Financial Inc., Junior Subordinated Notes (4.700% to 5/15/26 then 5 year Treasury Constant Maturity Rate + 3.868%)	4.700%	5/15/26	2,530,000	2,467,996 (d)(e)
Ally Financial Inc., Junior Subordinated Notes (4.700% to 5/15/28 then 7 year Treasury Constant Maturity Rate + 3.481%)	4.700%	5/15/28	3,165,000	2,922,409 (d)(e)
Credit Acceptance Corp., Senior Notes	9.250%	12/15/28	1,988,000	2,091,139 (a)
Enova International Inc., Senior Notes	9.125%	8/1/29	1,350,000	1,418,888 (a)
goeasy Ltd., Senior Notes	9.250%	12/1/28	4,000,000	4,177,540 (a)
PRA Group Inc., Senior Notes	5.000%	10/1/29	3,040,000	2,825,639 (a)
Total Consumer Finance				15,903,611
Financial Services — 2.6%
Block Inc., Senior Notes	6.000%	8/15/33	215,000	220,315 (a)
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	1,798,000	1,802,664 (a)
Burford Capital Global Finance LLC, Senior Notes	7.500%	7/15/33	990,000	1,008,661 (a)
Freedom Mortgage Holdings LLC, Senior Notes	9.250%	2/1/29	860,000	905,525 (a)
Freedom Mortgage Holdings LLC, Senior Notes	8.375%	4/1/32	1,070,000	1,122,409 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	3,240,000	3,400,954 (a)
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	1,446,900	1,378,427 (a)
United Wholesale Mortgage LLC, Senior Notes	5.750%	6/15/27	2,420,000	2,420,548 (a)
Total Financial Services				12,259,503

Total Financials				55,533,924
Health Care — 0.9%
Health Care Equipment & Supplies — 0.3%
Embecta Corp., Senior Secured Notes	5.000%	2/15/30	1,440,000	1,365,004 (a)
Health Care Providers & Services — 0.6%
Prime Healthcare Services Inc., Senior Secured Notes	9.375%	9/1/29	1,765,000	1,837,418 (a)
Star Parent Inc., Senior Secured Notes	9.000%	10/1/30	1,120,000	1,185,456 (a)
Total Health Care Providers & Services				3,022,874

Total Health Care				4,387,878
Industrials — 5.5%
Aerospace & Defense — 1.0%
Boeing Co., Senior Notes	5.805%	5/1/50	4,900,000	4,898,597
Building Products — 0.2%
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	7.625%	8/15/33	740,000	770,883 (a)
Commercial Services & Supplies — 0.4%
Enviri Corp., Senior Notes	5.750%	7/31/27	1,785,000	1,772,164 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Construction & Engineering — 0.6%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners Peru S.R.L., Senior Secured Notes	4.050%	4/27/26	1,390,000	$1,370,722 (a)
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS, Senior Secured Notes	7.875%	2/3/30	1,590,000	1,640,384 (a)
Total Construction & Engineering				3,011,106
Passenger Airlines — 1.6%
Air Canada, Senior Secured Notes	3.875%	8/15/26	2,030,000	2,013,342 (a)
Air Canada Pass-Through Trust	3.600%	3/15/27	2,472,210	2,436,579 (a)
Air Canada Pass-Through Trust	3.300%	1/15/30	256,640	243,468 (a)
AS Mileage Plan IP Ltd., Senior Secured Notes	5.308%	10/20/31	1,065,000	1,060,675 (a)
Grupo Aeromexico SAB de CV, Senior Secured Notes	8.250%	11/15/29	500,000	500,575 (a)
United Airlines Inc. Pass-Through Trust	4.875%	1/15/26	1,403,750	1,403,983
Total Passenger Airlines				7,658,622
Trading Companies & Distributors — 1.5%
Air Lease Corp., Junior Subordinated Notes (4.125% to 12/15/26 then 5 year Treasury Constant Maturity Rate + 3.149%)	4.125%	12/15/26	2,057,000	1,996,708 (d)(e)
Aircastle Ltd., Junior Subordinated Notes (5.250% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 4.410%)	5.250%	6/15/26	5,000,000	4,978,697 (a)(d)(e)
Total Trading Companies & Distributors				6,975,405
Transportation Infrastructure — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, Senior Secured Notes	7.000%	6/30/34	990,000	1,040,119 (a)

Total Industrials				26,126,896
Information Technology — 1.8%
Communications Equipment — 1.2%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	3,035,000	3,194,807 (a)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	2,430,000	2,422,252 (a)
Total Communications Equipment				5,617,059
Semiconductors & Semiconductor Equipment — 0.1%
Kioxia Holdings Corp., Senior Notes	6.250%	7/24/30	460,000	469,722 (a)
Software — 0.5%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	1,190,000	1,029,118 (a)
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., Senior Secured Notes	8.000%	6/15/29	1,530,000	1,350,234 (a)
Total Software				2,379,352

Total Information Technology				8,466,133
Materials — 5.4%
Chemicals — 0.4%
Braskem Netherlands Finance BV, Senior Notes	8.500%	1/12/31	470,000	183,594 (a)
Braskem Netherlands Finance BV, Senior Notes	8.000%	10/15/34	1,015,000	379,863 (a)
Mativ Holdings Inc., Senior Notes	8.000%	10/1/29	1,365,000	1,353,137 (a)
Total Chemicals				1,916,594
Construction Materials — 0.2%
Cemex SAB de CV, Subordinated Notes (7.200% to 9/10/30 then 5 year Treasury Constant Maturity Rate + 3.520%)	7.200%	6/10/30	780,000	816,465 (a)(d)(e)
Containers & Packaging — 0.2%
Graham Packaging Co. Inc., Senior Notes	7.125%	8/15/28	1,030,000	1,033,607 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2025 Quarterly Report

 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — 4.6%
Algoma Steel Inc., Secured Notes	9.125%	4/15/29	1,329,000	$1,133,730 (a)
Cleveland-Cliffs Inc., Senior Notes	7.000%	3/15/32	2,691,000	2,721,180 (a)
Cleveland-Cliffs Inc., Senior Notes	7.625%	1/15/34	1,959,000	2,019,847 (a)
CSN Resources SA, Senior Notes	8.875%	12/5/30	2,045,000	2,065,123 (a)
ERO Copper Corp., Senior Notes	6.500%	2/15/30	2,095,000	2,092,381 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	2,640,000	2,777,314 (a)
Mineral Resources Ltd., Senior Notes	8.125%	5/1/27	690,000	690,408 (a)
Mineral Resources Ltd., Senior Notes	9.250%	10/1/28	3,450,000	3,619,253 (a)
Taseko Mines Ltd., Senior Secured Notes	8.250%	5/1/30	2,550,000	2,704,005 (a)
Vale Overseas Ltd., Senior Notes	6.400%	6/28/54	1,680,000	1,728,589
Total Metals & Mining				21,551,830

Total Materials				25,318,496
Real Estate — 0.5%
Diversified REITs — 0.5%
Trust Fibra Uno, Senior Notes	4.869%	1/15/30	1,030,000	1,010,516 (b)
Trust Fibra Uno, Senior Notes	7.700%	1/23/32	1,460,000	1,578,901 (a)

Total Real Estate				2,589,417
Utilities — 2.4%
Electric Utilities — 0.8%
AES Panama Generation Holdings SRL, Senior Secured Notes	4.375%	5/31/30	804,416	760,773 (a)
YPF Energia Electrica SA, Senior Notes	7.875%	10/16/32	3,020,000	2,918,546 (a)
Total Electric Utilities				3,679,319
Independent Power and Renewable Electricity Producers — 1.0%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, Senior Secured Notes	7.250%	1/31/41	708,213	757,363 (a)
Long Ridge Energy LLC, Senior Secured Notes	8.750%	2/15/32	1,610,000	1,656,059 (a)
Vistra Corp., Junior Subordinated Notes (7.000% to 12/15/26 then 5 year Treasury Constant Maturity Rate + 5.740%)	7.000%	12/15/26	1,310,000	1,330,960 (a)(d)(e)
Vistra Corp., Junior Subordinated Notes (8.000% to 10/15/26 then 5 year Treasury Constant Maturity Rate + 6.930%)	8.000%	10/15/26	1,095,000	1,120,856 (a)(d)(e)
Total Independent Power and Renewable Electricity Producers				4,865,238
Multi-Utilities — 0.6%
Sempra, Junior Subordinated Notes (4.125% to 4/1/27 then 5 year Treasury Constant Maturity Rate + 2.868%)	4.125%	4/1/52	2,904,000	2,832,773 (e)

Total Utilities				11,377,330
Total Corporate Bonds & Notes (Cost — $232,163,823)				230,559,030
Sovereign Bonds — 17.6%
Argentina — 0.7%

Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	5,016,000	3,393,324
Brazil — 6.9%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	53,310,000 BRL	9,591,055
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	143,590,000 BRL	22,745,987
Total Brazil				32,337,042
Egypt — 0.5%
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	1,520,000	1,501,857 (a)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Egypt — continued
Egypt Government International Bond, Senior Notes	9.450%	2/4/33	750,000	$801,474 (a)
Total Egypt				2,303,331
El Salvador — 0.2%
El Salvador Government International Bond, Senior Notes	9.250%	4/17/30	680,000	743,750 (a)
El Salvador Government International Bond, Senior Notes	7.125%	1/20/50	325,000	281,125 (a)
Total El Salvador				1,024,875
Mexico — 6.2%
Mexican Bonos, Bonds	7.500%	5/26/33	139,000,000 MXN	7,173,723
Mexican Bonos, Bonds	8.000%	7/31/53	463,100,000 MXN	22,032,480
Total Mexico				29,206,203
United Kingdom — 3.1%
United Kingdom Gilt, Bonds	4.375%	7/31/54	13,030,000 GBP	14,666,035 (b)

Total Sovereign Bonds (Cost — $82,169,461)				82,930,810
Collateralized Mortgage Obligations(f) — 13.9%
Bellemeade Re Ltd., 2023-1 M1B (30 Day Average SOFR + 4.250%)	8.606%	10/25/33	1,680,000	1,734,116 (a)(e)
Bellemeade Re Ltd., 2024-1 M1C (30 Day Average SOFR + 3.950%)	8.306%	8/25/34	2,120,000	2,177,341 (a)(e)
Bellemeade Re Ltd., 2024-1 M2 (30 Day Average SOFR + 4.600%)	8.956%	8/25/34	1,190,000	1,238,662 (a)(e)
BX Commercial Mortgage Trust, 2021-VOLT D (1 mo. Term SOFR + 1.764%)	5.915%	9/15/36	1,404,801	1,401,134 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2025-MN10 M2 (30 Day Average SOFR + 2.850%)	7.205%	2/25/45	2,380,000	2,380,670 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-HQA1 B1 (30 Day Average SOFR + 7.000%)	11.356%	3/25/42	3,880,000	4,177,828 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-HQA5 B1 (30 Day Average SOFR + 4.000%)	8.356%	11/25/50	3,060,000	3,388,784 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	7.406%	1/25/34	1,935,000	2,054,114 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M2 (30 Day Average SOFR + 3.750%)	8.106%	2/25/42	890,000	920,371 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	7.256%	4/25/42	1,800,000	1,852,812 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA3 M2 (30 Day Average SOFR + 4.350%)	8.706%	4/25/42	1,950,000	2,040,975 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA4 M1B (30 Day Average SOFR + 3.350%)	7.706%	5/25/42	1,500,000	1,557,648 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA4 M2 (30 Day Average SOFR + 5.250%)	9.606%	5/25/42	4,750,000	5,056,602 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	8.856%	6/25/42	2,740,000	2,900,019 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA6 M2 (30 Day Average SOFR + 5.750%)	10.106%	9/25/42	3,650,000	3,968,020 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA7 M1B (30 Day Average SOFR + 5.000%)	9.356%	3/25/52	1,890,000	2,034,770 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-HQA2 M2 (30 Day Average SOFR + 6.000%)	10.356%	7/25/42	990,000	1,067,173 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-HQA3 M2 (30 Day Average SOFR + 3.350%)	7.706%	11/25/43	2,560,000	2,702,724 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HQA2 M2B (30 Day Average SOFR + 2.414%)	6.771%	10/25/48	4,700,000	4,793,769 (a)(e)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2025 Quarterly Report

 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(f) — continued
Federal National Mortgage Association (FNMA) — CAS, 2017-C02 2M2C (30 Day Average SOFR + 3.764%)	8.121%	9/25/29	778,777	$788,967 (e)
Federal National Mortgage Association (FNMA) — CAS, 2017-C06 2M2 (30 Day Average SOFR + 2.914%)	7.271%	2/25/30	396,053	402,889 (e)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	7.721%	1/25/40	1,450,000	1,488,573 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2020-SBT1 1M2 (30 Day Average SOFR + 3.764%)	8.121%	2/25/40	2,920,000	3,028,303 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2021-R02 2B1 (30 Day Average SOFR + 3.300%)	7.656%	11/25/41	2,260,000	2,305,979 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2022-R02 2B1 (30 Day Average SOFR + 4.500%)	8.856%	1/25/42	870,000	902,769 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R02 1B1 (30 Day Average SOFR + 5.550%)	9.906%	1/25/43	1,640,000	1,777,765 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R04 1B1 (30 Day Average SOFR + 5.350%)	9.706%	5/25/43	2,200,000	2,404,616 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R07 2B1 (30 Day Average SOFR + 4.500%)	8.856%	9/25/43	2,710,000	2,918,997 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R07 2M2 (30 Day Average SOFR + 3.250%)	7.606%	9/25/43	2,310,000	2,403,882 (a)(e)

Total Collateralized Mortgage Obligations (Cost — $65,698,048)				65,870,272
Asset-Backed Securities — 6.6%
Cogent LLC, 2025-1A A2	6.646%	4/25/55	2,790,000	2,864,551 (a)
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, 2025-1A A2	6.000%	5/20/55	1,940,000	1,990,902 (a)
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, 2025-1A B	6.506%	5/20/55	4,580,000	4,723,072 (a)
Dryden CLO Ltd., 2021-90A D (3 mo. Term SOFR + 3.262%)	7.465%	2/20/35	1,390,000	1,384,847 (a)(e)
Neuberger Berman CLO Ltd., 2016-21A D1R3 (3 mo. Term SOFR + 2.900%)	7.225%	1/20/39	3,600,000	3,629,965 (a)(e)
OHA Credit Funding Ltd., 2018-1A D1R (3 mo. Term SOFR + 3.600%)	7.925%	4/20/37	2,560,000	2,571,239 (a)(e)
Retained Vantage Data Centers Issuer LLC, 2023-1A A2A	5.000%	9/15/48	4,670,000	4,678,944
Subway Funding LLC, 2024-3A A23	5.914%	7/30/54	2,610,275	2,609,651 (a)
Zayo Issuer LLC, 2025-2A B	6.586%	6/20/55	2,680,000	2,784,463 (a)
Zayo Issuer LLC, 2025-2A C	9.489%	6/20/55	2,500,000	2,663,965 (a)
Zayo Issuer LLC, 2025-3A A2	5.570%	10/20/55	1,420,000	1,438,656 (a)(c)

Total Asset-Backed Securities (Cost — $31,093,750)				31,340,255
Convertible Bonds & Notes — 1.3%
Communication Services — 0.8%
Media — 0.8%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	1,616,088	3,979,618 (g)

Financials — 0.5%
Financial Services — 0.5%
Global Payments Inc., Senior Notes	1.500%	3/1/31	2,360,000	2,165,901

Total Convertible Bonds & Notes (Cost — $4,019,577)				6,145,519
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Senior Loans — 1.1%
Financials — 0.2%
Financial Services — 0.2%
FNZ Group Entities Ltd., Initial USD Term Loan (3 mo. Term SOFR + 5.000%)	9.321%	11/5/31	1,154,200	$934,423 (e)(h)(i)

Health Care — 0.2%
Health Care Providers & Services — 0.2%
Star Parent Inc., Term Loan B (3 mo. Term SOFR + 4.000%)	8.002%	9/27/30	1,132,750	1,134,166 (e)(h)(i)

Industrials — 0.5%
Passenger Airlines — 0.5%
WestJet Loyalty LP, Initial Term Loan (3 mo. Term SOFR + 3.250%)	7.252%	2/14/31	2,265,500	2,270,971 (e)(h)(i)

Information Technology — 0.2%
IT Services — 0.2%
Sabre GLBL Inc., 2022 Term Loan B2 (1 mo. Term SOFR + 5.100%)	9.263%	6/30/28	813,285	766,183 (e)(h)(i)

Total Senior Loans (Cost — $5,279,938)				5,105,743
Total Investments before Short-Term Investments (Cost — $420,424,597)				421,951,629
			Shares
Short-Term Investments — 10.3%
Money Market Funds — 8.0%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $37,772,042)	4.013%		37,772,042	37,772,042 (j)(k)
			Face Amount†
Sovereign Bonds — 2.3%
Egypt Treasury Bills	(2.397)%	10/7/25	150,250,000 EGP	3,141,482 (l)
Egypt Treasury Bills	25.899%	10/28/25	97,950,000 EGP	2,011,173 (l)
Egypt Treasury Bills	28.428%	1/6/26	306,475,000 EGP	5,988,789 (l)

Total Sovereign Bonds (Cost — $10,786,205)				11,141,444

Total Short-Term Investments (Cost — $48,558,247)				48,913,486
Total Investments — 99.6% (Cost — $468,982,844)				470,865,115
Other Assets in Excess of Liabilities — 0.4%				1,669,338
Total Net Assets — 100.0%				$472,534,453

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2025 Quarterly Report

 BrandywineGLOBAL — Flexible Bond Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	Security has no maturity date. The date shown represents the next call date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $37,772,042 and the cost was $37,772,042 (Note 2).

(l)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
EGP	—	Egyptian Pound
GBP	—	British Pound
MXN	—	Mexican Peso
PEN	—	Peruvian Nuevo Sol
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At September 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	129	12/25	$15,057,088	$15,488,063	$430,975
At September 30, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	39,890,000	USD	29,432,337	Citibank N.A.	10/28/25	$(728,603)
USD	14,395,477	CAD	19,860,000	Citibank N.A.	10/28/25	104,773
USD	14,492,649	CAD	20,030,000	Citibank N.A.	10/28/25	79,618
MXN	12,400,000	USD	655,822	Barclays Bank PLC	10/29/25	19,135
MXN	519,400,000	USD	27,740,540	Citibank N.A.	10/29/25	531,435
USD	28,388,254	MXN	531,800,000	Citibank N.A.	10/29/25	(558,678)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 BrandywineGLOBAL — Flexible Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	4,100,000	USD	5,495,815	Citibank N.A.	1/13/26	$18,087
USD	19,362,337	GBP	14,330,000	HSBC Securities Inc.	1/13/26	90,578
JPY	5,133,000,000	USD	35,089,998	Citibank N.A.	1/16/26	399
USD	10,749,247	JPY	1,592,000,000	Citibank N.A.	1/16/26	(134,040)
Net unrealized depreciation on open forward foreign currency contracts						$(577,296)

Abbreviation(s) used in this table:
CAD	—	Canadian Dollar
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
At September 30, 2025, the Fund had the following open swap contracts:
OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at September 30, 2025[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Barclays Bank PLC (Panama Government International Bond, 8.875%, due 9/30/27)	$2,940,000	12/20/28	0.917%	1.000% quarterly	$7,393	$(51,109)	$58,502
JPMorgan Chase & Co. (Panama Government International Bond, 8.875%,due 9/30/27)	2,880,000	12/20/28	0.917%	1.000% quarterly	7,243	(51,058)	58,301
Total	$5,820,000				$14,636	$(102,167)	$116,803

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Flexible Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Flexible Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$230,559,030	—	$230,559,030
Sovereign Bonds	—	82,930,810	—	82,930,810
Collateralized Mortgage Obligations	—	65,870,272	—	65,870,272
Asset-Backed Securities	—	31,340,255	—	31,340,255
Convertible Bonds & Notes	—	6,145,519	—	6,145,519
Senior Loans	—	5,105,743	—	5,105,743
Total Long-Term Investments	—	421,951,629	—	421,951,629
Short-Term Investments†:
Money Market Funds	$37,772,042	—	—	37,772,042
Sovereign Bonds	—	11,141,444	—	11,141,444
Total Short-Term Investments	37,772,042	11,141,444	—	48,913,486
Total Investments	$37,772,042	$433,093,073	—	$470,865,115
Other Financial Instruments:
Futures Contracts††	$430,975	—	—	$430,975
Forward Foreign Currency Contracts††	—	$844,026	—	844,026
OTC Credit Default Swaps on Sovereign Issues — Sell Protection‡	—	14,636	—	14,636
Total Other Financial Instruments	$430,975	$858,662	—	$1,289,637
Total	$38,203,017	$433,951,735	—	$472,154,752
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$1,421,321	—	$1,421,321

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2025. The following transactions were

BrandywineGLOBAL — Flexible Bond Fund 2025 Quarterly Report

effected in such company for the period ended September 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$17,746,815	$251,767,816	251,767,816	$231,742,589	231,742,589

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$488,612	—	$37,772,042

BrandywineGLOBAL — Flexible Bond Fund 2025 Quarterly Report